Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Contingencies

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

12. Commitments and Contingencies - Continued

Commitments

(a)	Lease Commitments: Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time charters, as of June 30, 2023, are:

For the twelve-month period ended June 30,	Amount
2024	$349,823
2025	324,347
2026	201,583
2027	151,175
2028	151,284
Thereafter	398,925
Total	$1,577,137